God Bless America ETF

Schedule of Investments

November 30, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Aerospace & Defense - 4.1%
The Boeing Co. (a)	24,143	$3,752,788

Auto Manufacturers - 8.2%
Tesla, Inc. (a)	21,605	7,457,182

Banks - 3.6%
Regions Financial Corp.	118,324	3,225,512

Biotechnology - 3.6%
Amgen, Inc.	11,697	3,308,730

Building Materials - 1.0%
Martin Marietta Materials, Inc.	1,586	951,600

Chemicals - 2.1%
The Sherwin-Williams Co.	4,811	1,911,891

Commercial Services - 2.0%
Cintas Corp.	8,106	1,830,254

Cosmetics & Personal Care - 1.6%
Colgate-Palmolive Co.	14,645	1,415,146

Distribution & Wholesale - 3.6%
Copart, Inc. (a)	51,085	3,238,278

Diversified Financial Services - 5.0%
The Charles Schwab Corp.	54,584	4,517,372

Electric - 2.7%
Dominion Energy, Inc.	14,278	838,833
NextEra Energy, Inc.	9,999	786,621
Xcel Energy, Inc.	11,371	825,080
		2,450,534

Environmental Control - 3.7%
Veralto Corp.	5,560	601,537
Waste Management, Inc.	11,987	2,735,673
		3,337,210

Food - 3.0%
General Mills, Inc.	14,115	935,260
Mondelez International, Inc. - Class A	17,440	1,132,728
Tyson Foods, Inc. - Class A	10,655	687,248
		2,755,236

Healthcare - Products - 3.7%
Danaher Corp.	13,854	3,320,665

Healthcare - Services - 3.6%
HCA Healthcare, Inc.	10,003	3,273,182

Home Builders - 1.1%
D.R. Horton, Inc.	5,650	953,607

Insurance - 4.0%
The Allstate Corp.	17,451	3,619,163

Investment Companies - 2.3%
MARA Holdings, Inc. (a)	76,479	2,097,054

Iron & Steel - 0.9%
Nucor Corp.	5,487	848,784

Media - 4.7%
Charter Communications, Inc. - Class A (a)	10,831	4,299,528

Mining - 0.9%
Newmont Corp.	19,394	813,384

Oil & Gas - 2.9%
EOG Resources, Inc.	10,927	1,456,132
Occidental Petroleum Corp.	22,369	1,131,424
		2,587,556

Oil & Gas Services - 0.8%
Schlumberger NV	17,401	764,600

Retail - 7.1%
Costco Wholesale Corp.	3,994	3,881,689
Dollar General Corp.	7,386	570,716
Tractor Supply Co.	7,045	1,998,455
		6,450,860

Semiconductors - 10.7%
Broadcom, Inc.	23,021	3,731,244
NVIDIA Corp.	43,261	5,980,833
		9,712,077

Software - 8.5%
Electronic Arts, Inc.	20,327	3,326,920
MicroStrategy, Inc. - Class A (a)	8,963	3,472,893
Paychex, Inc.	6,047	884,495
		7,684,308

Transportation - 1.7%
CSX Corp.	41,896	1,531,299
TOTAL COMMON STOCKS (Cost $64,685,022)		88,107,800

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Prologis, Inc.	8,484	990,762
Public Storage	2,387	830,795
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,676,359)		1,821,557

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.56% (b)	724,808	724,808
TOTAL SHORT-TERM INVESTMENTS (Cost $724,808)		724,808

TOTAL INVESTMENTS - 99.9% (Cost $67,086,189)	90,654,165
Other Assets in Excess of Liabilities - 0.1%	46,589
TOTAL NET ASSETS - 100.0%	$90,700,754

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Exposure at November 30, 2024 (Unaudited)

God Bless America ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

God Bless America ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$88,107,800	$—	$—	$88,107,800
Real Estate Investment Trusts	1,821,557	—	—	1,821,557
Money Market Funds	724,808	—	—	724,808
Total Investments	$90,654,165	$—	$—	$90,654,165

Refer to the Schedule of Investments for further disaggregation of investment categories.